Condensed Consolidating Financial Information - Statements of Operations (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues:
Net investment income	$ 3,532.5	$ 3,642.5	$ 4,697.9	$ 4,968.8	$ 4,987.0
Fee income	2,722.4	2,624.8	3,515.4	3,603.6	3,516.5
Premiums	1,440.9	1,389.9	1,861.1	1,770.0	1,707.5
Net realized gains (losses):
Total other-than-temporary impairments	(26.9)	(30.7)	(74.1)	(550.6)	(1,383.4)
Less: Portion of other-than-temporary impairments recognized in Other comprehensive income (loss)	(4.3)	(4.9)	(19.0)	(47.9)	(492.6)
Net other-than-temporary impairments recognized in earnings	(22.6)	(25.8)	(55.1)	(502.7)	(890.8)
Other net realized capital gains (losses)	(1,935.2)	(870.8)	(1,225.7)	(1,028.7)	(787.2)
Total net realized capital gains (losses)	(1,957.8)	(896.6)	(1,280.8)	(1,531.4)	(1,678.0)
Other revenue	321.3	286.7	378.5	428.2	547.0
Income (loss) related to consolidated investment entities:
Net investment income (loss)	346.3	435.5	556.6	528.4	316.0
Changes in fair value related to collateralized loan obligations	(11.1)	(71.3)	(113.4)	(48.8)	(121.8)
Total revenues	6,394.5	7,411.5	9,615.3	9,718.8	9,274.2
Benefits and expenses:
Policyholder benefits	1,822.2	1,946.3	2,613.5	3,286.5	2,466.7
Interest credited to contract owner account balance	1,556.8	1,690.0	2,248.1	2,455.5	2,560.6
Operating expenses	2,292.1	2,330.9	3,155.0	3,030.8	3,033.5
Net amortization of deferred policy acquisition costs and value of business acquired	319.6	539.9	722.3	387.0	746.6
Interest expense	136.6	109.0	153.7	139.3	332.5
Operating expenses related to consolidated investment entities:
Interest expense	130.6	74.0	106.4	68.4	49.8
Other expense	6.1	7.3	10.3	73.5	46.7
Total benefits and expenses	6,264.0	6,697.4	9,009.3	9,441.0	9,236.4
Income (loss) before income taxes	130.5	714.1	606.0	277.8	37.8
Income tax expense (benefit)	(6.4)	(4.0)	(5.2)	175.0	171.0
Net income (loss) before equity in earnings (losses) of unconsolidated affiliates	136.9	718.1	611.2	102.8	(133.2)
Equity in earnings (losses) of subsidiaries, net of tax	0	0	0	0	0
Net income (loss)	136.9	718.1	611.2	102.8	(133.2)
Less: Net income (loss) attributable to noncontrolling interest	84.5	222.4	138.2	190.9	(10.3)
Net income (loss) available to ING U.S., Inc.'s common shareholder	52.4	495.7	473.0	(88.1)	(122.9)
Parent Issuer
Revenues:
Net investment income	30.9	2.1	2.4	10.9	19.7
Fee income	0	0	0	0	0
Premiums	0	0	0	0	0
Net realized gains (losses):
Total other-than-temporary impairments	0	0	0	0	0
Less: Portion of other-than-temporary impairments recognized in Other comprehensive income (loss)	0	0	0	0	0
Net other-than-temporary impairments recognized in earnings	0	0	0	0	0
Other net realized capital gains (losses)	0	0	0	(42.2)	(155.8)
Total net realized capital gains (losses)	0	0	0	(42.2)	(155.8)
Other revenue	3.4	9.8	12.5	19.7	19.2
Income (loss) related to consolidated investment entities:
Net investment income (loss)	0	0	0	0	0
Changes in fair value related to collateralized loan obligations	0	0	0	0	0
Total revenues	34.3	11.9	14.9	(11.6)	(116.9)
Benefits and expenses:
Policyholder benefits	0	0	0	0	0
Interest credited to contract owner account balance	0	0	0	0	0
Operating expenses	11.8	11.0	30.5	11.9	11.9
Net amortization of deferred policy acquisition costs and value of business acquired	0	0	0	0	0
Interest expense	92.0	48.6	74.1	61.7	249.0
Operating expenses related to consolidated investment entities:
Interest expense	0	0	0	0	0
Other expense	0	0	0	0	0
Total benefits and expenses	103.8	59.6	104.6	73.6	260.9
Income (loss) before income taxes	(69.5)	(47.7)	(89.7)	(85.2)	(377.8)
Income tax expense (benefit)	(93.1)	24.0	(349.4)	363.0	151.0
Net income (loss) before equity in earnings (losses) of unconsolidated affiliates	23.6	(71.7)	259.7	(448.2)	(528.8)
Equity in earnings (losses) of subsidiaries, net of tax	28.8	567.4	213.3	360.1	405.9
Net income (loss)	52.4	495.7	473.0	(88.1)	(122.9)
Less: Net income (loss) attributable to noncontrolling interest	0	0	0	0	0
Net income (loss) available to ING U.S., Inc.'s common shareholder	52.4	495.7	473.0	(88.1)	(122.9)
Subsidiary Guarantor
Revenues:
Net investment income	0.1	0.3	1.9	1.8	2.3
Fee income	0	0	0	0	0
Premiums	0	0	0	0	0
Net realized gains (losses):
Total other-than-temporary impairments	0	0	0	0	0
Less: Portion of other-than-temporary impairments recognized in Other comprehensive income (loss)	0	0	0	0	0
Net other-than-temporary impairments recognized in earnings	0	0	0	0	0
Other net realized capital gains (losses)	0	0	0	0	0
Total net realized capital gains (losses)	0	0	0	0	0
Other revenue	1.7	0.7	0.7	1.1	1.3
Income (loss) related to consolidated investment entities:
Net investment income (loss)	0	0	0	0	0
Changes in fair value related to collateralized loan obligations	0	0	0	0	0
Total revenues	1.8	1.0	2.6	2.9	3.6
Benefits and expenses:
Policyholder benefits	0	0	0	0	0
Interest credited to contract owner account balance	0	0	0	0	0
Operating expenses	0	1.2	1.2	3.2	15.8
Net amortization of deferred policy acquisition costs and value of business acquired	0	0	0	0	0
Interest expense	42.3	45.9	61.4	56.4	62.2
Operating expenses related to consolidated investment entities:
Interest expense	0	0	0	0	0
Other expense	0	0	0	0	0
Total benefits and expenses	42.3	47.1	62.6	59.6	78.0
Income (loss) before income taxes	(40.5)	(46.1)	(60.0)	(56.7)	(74.4)
Income tax expense (benefit)	(14.9)	(0.8)	(1.2)	(17.1)	(1.3)
Net income (loss) before equity in earnings (losses) of unconsolidated affiliates	(25.6)	(45.3)	(58.8)	(39.6)	(73.1)
Equity in earnings (losses) of subsidiaries, net of tax	648.7	559.0	811.1	481.9	626.9
Net income (loss)	623.1	513.7	752.3	442.3	553.8
Less: Net income (loss) attributable to noncontrolling interest	0	0	0	0	0
Net income (loss) available to ING U.S., Inc.'s common shareholder	623.1	513.7	752.3	442.3	553.8
Non-Guarantor Subsidiaries
Revenues:
Net investment income	3,504.0	3,644.0	4,698.3	4,968.5	4,990.2
Fee income	2,722.4	2,624.8	3,515.4	3,603.6	3,516.5
Premiums	1,440.9	1,389.9	1,861.1	1,770.0	1,707.5
Net realized gains (losses):
Total other-than-temporary impairments	(26.9)	(30.7)	(74.1)	(550.6)	(1,383.4)
Less: Portion of other-than-temporary impairments recognized in Other comprehensive income (loss)	(4.3)	(4.9)	(19.0)	(47.9)	(492.6)
Net other-than-temporary impairments recognized in earnings	(22.6)	(25.8)	(55.1)	(502.7)	(890.8)
Other net realized capital gains (losses)	(1,935.2)	(870.8)	(1,225.7)	(986.5)	(631.4)
Total net realized capital gains (losses)	(1,957.8)	(896.6)	(1,280.8)	(1,489.2)	(1,522.2)
Other revenue	323.9	282.5	373.7	412.1	531.9
Income (loss) related to consolidated investment entities:
Net investment income (loss)	346.3	435.5	556.6	528.4	316.0
Changes in fair value related to collateralized loan obligations	(11.1)	(71.3)	(113.4)	(48.8)	(121.8)
Total revenues	6,368.6	7,408.8	9,610.9	9,744.6	9,418.1
Benefits and expenses:
Policyholder benefits	1,822.2	1,946.3	2,613.5	3,286.5	2,466.7
Interest credited to contract owner account balance	1,556.8	1,690.0	2,248.1	2,452.3	2,560.6
Operating expenses	2,288.0	2,325.0	3,131.7	3,023.6	3,011.2
Net amortization of deferred policy acquisition costs and value of business acquired	319.6	539.9	722.3	387.0	746.6
Interest expense	4.8	18.4	22.9	33.6	46.5
Operating expenses related to consolidated investment entities:
Interest expense	130.6	74.0	106.4	68.4	49.8
Other expense	6.1	7.3	10.3	73.5	46.7
Total benefits and expenses	6,128.1	6,600.9	8,855.2	9,324.9	8,928.1
Income (loss) before income taxes	240.5	807.9	755.7	419.7	490.0
Income tax expense (benefit)	101.6	67.1	395.9	(354.0)	125.8
Net income (loss) before equity in earnings (losses) of unconsolidated affiliates	138.9	740.8	359.8	773.7	364.2
Equity in earnings (losses) of subsidiaries, net of tax	0	0	0	0	0
Net income (loss)	138.9	740.8	359.8	773.7	364.2
Less: Net income (loss) attributable to noncontrolling interest	84.5	222.4	138.2	190.9	(10.3)
Net income (loss) available to ING U.S., Inc.'s common shareholder	54.4	518.4	221.6	582.8	374.5
Consolidating Adjustments
Revenues:
Net investment income	(2.5)	(3.9)	(4.7)	(12.4)	(25.2)
Fee income	0	0	0	0	0
Premiums	0	0	0	0	0
Net realized gains (losses):
Total other-than-temporary impairments	0	0	0	0	0
Less: Portion of other-than-temporary impairments recognized in Other comprehensive income (loss)	0	0	0	0	0
Net other-than-temporary impairments recognized in earnings	0	0	0	0	0
Other net realized capital gains (losses)	0	0	0	0	0
Total net realized capital gains (losses)	0	0	0	0	0
Other revenue	(7.7)	(6.3)	(8.4)	(4.7)	(5.4)
Income (loss) related to consolidated investment entities:
Net investment income (loss)	0	0	0	0	0
Changes in fair value related to collateralized loan obligations	0	0	0	0	0
Total revenues	(10.2)	(10.2)	(13.1)	(17.1)	(30.6)
Benefits and expenses:
Policyholder benefits	0	0	0	0	0
Interest credited to contract owner account balance	0	0	0	3.2	0
Operating expenses	(7.7)	(6.3)	(8.4)	(7.9)	(5.4)
Net amortization of deferred policy acquisition costs and value of business acquired	0	0	0	0	0
Interest expense	(2.5)	(3.9)	(4.7)	(12.4)	(25.2)
Operating expenses related to consolidated investment entities:
Interest expense	0	0	0	0	0
Other expense	0	0	0	0	0
Total benefits and expenses	(10.2)	(10.2)	(13.1)	(17.1)	(30.6)
Income (loss) before income taxes	0	0	0	0	0
Income tax expense (benefit)	0	(94.3)	(50.5)	183.1	(104.5)
Net income (loss) before equity in earnings (losses) of unconsolidated affiliates	0	94.3	50.5	(183.1)	104.5
Equity in earnings (losses) of subsidiaries, net of tax	(677.5)	(1,126.4)	(1,024.4)	(842.0)	(1,032.8)
Net income (loss)	(677.5)	(1,032.1)	(973.9)	(1,025.1)	(928.3)
Less: Net income (loss) attributable to noncontrolling interest	0	0	0	0	0
Net income (loss) available to ING U.S., Inc.'s common shareholder	$ (677.5)	$ (1,032.1)	$ (973.9)	$ (1,025.1)	$ (928.3)